                     PAINEWEBBER PACE SELECT ADVISORS TRUST
             (on behalf of PACE STRATEGIC FIXED INCOME INVESTMENTS)

                          PAINEWEBBER SECURITIES TRUST
                (on behalf of PAINEWEBBER STRATEGIC INCOME FUND)

                               51 West 52nd Street
                          New York, New York 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information relates specifically to the proposed Reorganization whereby PACE Strategic Fixed Income Investments ("PACE Strategic Fixed Income Fund"), a series of PaineWebber PACE Select Advisors Trust ("PACE Trust"), would acquire all of the assets of PaineWebber Strategic Income Fund ("Strategic Income Fund"), a series of PaineWebber Securities Trust ("Securities Trust"), in exchange solely for shares of PACE Strategic Fixed Income Fund and the assumption by PACE Strategic Fixed Income Fund of all of Strategic Income Fund's stated liabilities. This Statement of Additional Information consists of this cover page, the PRO FORMA financial statements of PACE Strategic Fixed Income Fund (giving effect to the Reorganization) for the year ended July 31, 2000, and the following described documents, each of which is incorporated by reference herein and accompanies this Statement of Additional
Information:

     (1) The combined Statement of Additional Information of PACE Trust dated November 27, 2000, which includes information relating to PACE Strategic Fixed Income Fund and is incorporated by reference from PACE Trust's Statement of Additional Information as filed on January 8, 2001 under Rule 497, SEC File Numbers 033-87254 and 811-08764, accession number 0000898432-01-000012;

     (2) The combined Annual Report to Shareholders of PACE Trust for the fiscal year ended July 31, 2000, which includes information relating to PACE Strategic Fixed Income Fund and is incorporated by reference from PACE Trust's Form N-30D, SEC File Number 811-08764, filed on October 6, 2000, accession number 0000912057-00-043979;

     (3) The Semi-Annual Report to Shareholders of Strategic Income Fund, dated May 31, 2000, which is incorporated by reference from Securities Trust's Form N-30D, SEC File Number 811-07374, filed on August 8, 2000, accession number 0000930413-00-001068; and

     (4) The Annual Report to Shareholders of Strategic Income Fund for the fiscal year ended November 30, 1999, which is incorporated by reference from Securities Trust's Form N-30D, SEC File Number 811-07374, filed on February 9, 2000, accession number 0000930413-00-000142.

     This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Combined Proxy Statement/Prospectus dated December 15, 2000 relating to the proposed Reorganization. A copy of the Combined Proxy Statement/Prospectus may be obtained without charge by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated December 15, 2000.

                   PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

     The following tables set forth the unaudited PRO FORMA condensed Statement of Assets and Liabilities as of July 31, 2000, the unaudited PRO FORMA condensed Statement of Operations for the twelve month period ended July 31, 2000 and the unaudited PRO FORMA Portfolio of Investments as of July 31, 2000 for Strategic Income Fund and PACE Strategic Fixed Income Fund as adjusted giving effect to the Reorganization.

     The PRO FORMA Portfolio of Investments contains information about the securities holdings of the Funds as of July 31, 2000. The holdings of Strategic Income Fund have changed significantly since that date, primarily because the Fund's portfolio was realigned by its new sub-adviser after October 10, 2000 to reflect its proprietary investment style and strategies. Other changes in the two Funds' holdings are due to normal portfolio turnover in response to changes in market conditions.

     If Strategic Income Fund's shareholders approve the Reorganization, the Fund's holdings that are not compatible with PACE Strategic Fixed Income Fund's investment policies will be sold in an orderly manner and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with the holdings of PACE Strategic Fixed Income Fund. As of November 30, 2000, Strategic Income Fund's investments in such securities represented less than 5% of its total portfolio and, to the extent they were held by Strategic Income Fund on July 31, 2000, are marked on the PRO FORMA Portfolio of Investments.

     The need for Strategic Income Fund to dispose of assets in connection with the Reorganization may result in its selling securities at a disadvantageous time, and could result in its realizing gains (or losses) that would not otherwise have been realized.

PACE STRATEGIC FIXED INCOME INVESTMENTS
PAINEWEBBER STRATEGIC INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                                                                        PRO FORMA
                                                                                                                        COMBINED
                                                                 PACE STRATEGIC     PAINEWEBBER                      PACE STRATEGIC
                                                                  FIXED INCOME       STRATEGIC                        FIXED INCOME
                                                                   INVESTMENTS      INCOME FUND      ADJUSTMENTS      INVESTMENTS
                                                                ----------------   --------------   -------------   ---------------
ASSETS
Investments in securities, at value (cost - $286,383,170,
  $101,078,378 and $387,461,548, respectively)                   $  283,067,496     $ 95,113,809     $      -        $ 378,181,305
Investment of cash collateral for securities loaned
  (cost - $18,710,750, $0 and $18,710,750, respectively)             18,710,750              -              -           18,710,750
Cash (including cash denominated in foreign currencies,
  at value)                                                           1,013,088              615            -            1,013,703
Receivable for investments sold                                           2,748       27,590,381            -           27,593,129
Receivable for shares of beneficial interest sold                       174,319           41,340            -              215,659
Unrealized appreciation of forward foreign currency contracts             9,963              -              -                9,963
Unrealized appreciation on interest rate swaps                          314,857              -              -              314,857
Dividends and interest receivable                                     2,628,112        1,173,895            -            3,802,007
Variation margin receivable                                                 932              -              -                  932
Deferred organizational expenses                                          1,025              -              -                1,025
Other assets                                                             18,814           26,018            -               44,832
                                                                ----------------   --------------   -------------   ---------------

Total Assets                                                        305,942,104      123,946,058            -          429,888,162
                                                                ----------------   --------------   -------------   ---------------

LIABILITIES
Payable for cash collateral for securities loaned                    18,710,750              -              -           18,710,750
Payable for investments purchased                                    51,921,062       36,717,782            -           88,638,844
Payable for shares of beneficial interest repurchased                    61,842          150,272            -              212,114
Unrealized depreciation of forward foreign currency contracts           115,062           62,107            -              177,169
Outstanding options written, at value                                   151,394              -              -              151,394
Payable to affiliates                                                   135,553           55,961            -              191,514
Accrued expenses and other liabilities                                   98,716          144,548            -              243,264
                                                                ----------------   --------------   -------------   ---------------

Total Liabilities                                                    71,194,379       37,130,670            -          108,325,049
                                                                ----------------   --------------   -------------   ---------------

NET ASSETS

Beneficial interest shares of $0.001 par value outstanding -
  19,230,063, 10,817,370 and 26,341,806, respectively               248,479,090      110,573,773             -         359,052,863
Accumulated undistributed (distributions in excess of) net
  investment income (loss)                                              425,792         (803,215)            -            (377,423)
Accumulated net realized losses from investment transactions        (11,257,030)     (16,990,601)            -         (28,247,631)
Net unrealized depreciation of investments                           (2,900,127)      (5,964,569)            -          (8,864,696)
                                                                ----------------   --------------   -------------   ---------------
Net assets applicable to shares outstanding                      $  234,747,725     $ 86,815,388             -       $ 321,563,113
                                                                ================   ==============   =============   ===============

  CLASS P:
Net assets                                                       $  234,747,725     $        -       $       -       $ 234,747,725
                                                                ----------------   --------------   -------------   ---------------
Shares outstanding                                                   19,230,063              -               -          19,230,063
                                                                ----------------   --------------   -------------   ---------------
Net asset value and offering price per share                     $        12.21     $        -       $       -       $       12.21
                                                                ================   ==============   =============   ===============

  CLASS A:
Net assets                                                       $          -       $ 43,439,716     $       -       $  43,439,716
                                                                ----------------   --------------   -------------   ---------------
Shares outstanding                                                          -          5,410,825      (1,852,331)        3,558,494
                                                                ----------------   --------------   -------------   ---------------
Net asset and redemption value per share                         $          -       $       8.03     $       -       $       12.21
                                                                ================   ==============   =============   ===============
Maximum offering price per share (net asset value plus
  sales charge of 4% of offering price)                          $          -       $       8.36     $       -       $       12.72
                                                                ================   ==============   =============   ===============

  CLASS B:
Net assets                                                       $          -       $ 20,890,581     $       -       $  20,890,581
                                                                ----------------   --------------   -------------   ---------------
Shares outstanding                                                          -          2,604,076        (892,761)        1,711,315
                                                                ----------------   --------------   -------------   ---------------
Net asset value and offering price per share                     $          -       $       8.02     $       -       $       12.21
                                                                ================   ==============   =============   ===============

  CLASS C:
Net assets                                                       $          -       $ 21,569,362     $       -       $  21,569,362
                                                                ----------------   --------------   -------------   ---------------
Shares outstanding                                                          -          2,688,393        (921,474)        1,766,919
                                                                ----------------   --------------   -------------   ---------------
Net asset value and offering price per share                     $          -       $       8.02     $       -       $       12.21
                                                                ================   ==============   =============   ===============

  CLASS Y:
Net assets                                                       $          -       $    915,729     $       -       $     915,729
                                                                ----------------   --------------   -------------   ---------------
Shares outstanding                                                          -            114,076         (39,061)           75,015
                                                                ----------------   --------------   -------------   ---------------
Net asset value and offering price per share                     $          -       $       8.03     $       -       $       12.21
                                                                ================   ==============   =============   ===============


            See accompanying notes to pro forma financial statements

PACE STRATEGIC FIXED INCOME INVESTMENTS
PAINEWEBBER STRATEGIC INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                                                                       PRO FORMA
                                                                                                                       COMBINED
                                                              PACE STRATEGIC     PAINEWEBBER                        PACE STRATEGIC
                                                               FIXED INCOME       STRATEGIC                          FIXED INCOME
                                                                INVESTMENTS      INCOME FUND      ADJUSTMENTS        INVESTMENTS
                                                             ----------------   --------------   -------------     ----------------
INVESTMENT INCOME:
  Interest                                                    $   15,708,916     $  7,033,420     $       -         $   22,742,336
  Dividends                                                              -            227,672             -                227,672
                                                             ----------------   --------------   -------------     ----------------
                                                                  15,708,916        7,261,092             -             22,970,008
                                                             ----------------   --------------   -------------     ----------------

EXPENSES:
  Investment advisory and administration                           1,596,218          764,502         (50,968) (a)       2,309,752
  Shareholder distribution and servicing fees                            -            611,572             -                611,572
  Transfer agency and service                                         95,883           89,077             -                184,960
  Trustees' fees                                                      26,250           13,500         (13,500) (b)          26,250
  Legal and audit                                                     64,261          120,495        (120,495) (b)          64,261
  Amortization of organizational expenses                             19,032              -               -                 19,032
  Reports and notices to shareholders                                 37,321           36,407         (29,126) (b)          44,602
  Federal and state registration fees                                 36,694           47,456         (37,965) (b)          46,185
  Custody and accounting                                             138,630           50,967             -                189,597
  Other expenses                                                       4,842           20,326             -                 25,168
                                                             ----------------   --------------   -------------     ----------------
                                                                   2,019,131        1,754,302        (252,053)           3,521,379
  Less: fee waivers and reimbursements from investment
    adviser                                                          (84,075)          (4,512)            -                (88,587)
                                                             ----------------   --------------   -------------     ----------------
  Net expenses                                                     1,935,056        1,749,790        (252,053)           3,432,793
                                                             ----------------   --------------   -------------     ----------------
  Net investment income                                           13,773,860        5,511,302         252,053           19,537,215
                                                             ----------------   --------------   -------------     ----------------

REALIZED AND UNREALIZED LOSSES FROM INVESTMENT
 TRANSACTIONS:
  Net realized losses from investment transactions                (5,535,025)      (8,112,572)            -            (13,647,597)
  Net change in unrealized appreciation (depreciation)
    of investments                                                 3,150,460       (6,881,798)            -             (3,731,338)
                                                             ----------------   --------------   -------------     ----------------
Net realized and unrealized losses from investment
  activities                                                      (2,384,565)     (14,994,370)            -            (17,378,935)
                                                             ----------------   --------------   -------------     ----------------
Net increase (decrease) in net assets resulting from
  operations                                                  $   11,389,295     $ (9,483,068)    $   252,053       $    2,158,281
                                                             ================   ==============   =============     ================


--------------
(a) Reflects decrease in fees resulting from lower fee schedule of PACE Strategic Fixed Income Investments.
(b) Reflects the anticipated savings of the merger.



            See accompanying notes to pro forma financial statements

PACE STRATEGIC FIXED INCOME INVESTMENTS
PAINEWEBBER STRATEGIC INCOME FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)



   COMBINED
  PRINCIPAL                                                                                         MATURITY
 AMOUNT (000)                                                                                         DATES
--------------                                                                              ----------------------------
          U.S. GOVERNMENT OBLIGATIONS AND AGENCY OBLIGATIONS - 17.38%
$  10,000 Federal Home Loan Bank Consolidated Dsc Notes                                              08/11/00
   19,300 U.S. Treasury Bonds(2)                                                               08/15/15 to 02/15/26
   18,544 U.S. Treasury Inflation Index Notes                                                  07/15/02 to 01/15/07
    3,650 U.S. Treasury Notes++++++                                                            02/29/00 to 11/15/26
    5,700 U.S. Treasury Stripped Principal Payment Bonds                                       02/15/15 to 11/15/18

          Total U.S. Government Obligations  (cost - $54,002,084)



          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES - 13.90%
    3,425 GNMA                                                                                  6/15/17 to 11/15/17
      175 GNMA ARM                                                                                   11/20/23
    1,196 GNMA ARM                                                                             01/20/26 to 05/20/26
    1,600 GNMA I TBA                                                                                   TBA
   21,100 GNMA I TBA                                                                                   TBA
   12,000 GNMA I TBA                                                                                   TBA
    5,200 GNMA I TBA                                                                                   TBA

          Total Government National Mortgage Association Certificates (cost - $44,760,354)



          FEDERAL HOME LOAN MORTGAGE CORPORATION CERTIFICATES - 1.78%
    4,500 FHLMC                                                                                      08/16/30
    1,696 FHLMC ARM                                                                                  05/01/25

          Total Federal Home Loan Mortgage Corporation Certificates (cost - $5,691,261)


          FEDERAL HOUSING ADMINISTRATION CERTIFICATES - 1.29%
    4,239 FHA Project Notes                                                                     8/01/20 to 7/01/25

          Total Federal Housing Administration Certificates (cost - $4,334,816)


          FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES - 8.08%
    5,052 FNMA                                                                                  3/15/07 to 1/15/09
    3,887 FNMA ARM                                                                                    12/01/09
       35 FNMA ARM                                                                                    12/01/17
      585 FNMA ARM                                                                                    04/01/27
      824 FNMA ARM                                                                                    05/01/27
    1,147 FNMA ARM COFI                                                                               11/01/26
    6,900 FNMA TBA                                                                                      TBA
    2,000 FNMA TBA                                                                                    12/31/99
      900 FNMA TBA                                                                                    12/01/99
    3,800 FNMA TBA                                                                                    12/01/99
    1,840 FNMA TBA                                                                                    12/01/99
      500 FNMA TBA                                                                                      TBA

          Total Federal National Mortgage Association Certificates (cost - $26,341,268)


          COLLATERALIZED MORTGAGE OBLIGATIONS - 30.01%
    1,000 FHLMC REMIC, Series 1278, Class K                                                           05/15/22
      100 FHLMC REMIC, Series 1366, Class H                                                           08/15/07
       29 FHLMC REMIC, Series 1367, Class KA                                                          09/15/22
    1,231 FHLMC REMIC, Series 1502, Class PX-Z                                                        04/15/23
      876 FHLMC REMIC, Series 1503, Class PZ                                                          05/15/23
      484 FHLMC REMIC, Series 1534, Class Z                                                           06/15/23
      784 FHLMC REMIC, Series 1548, Class Z                                                           07/15/23
    1,143 FHLMC REMIC, Series 1562, Class Z                                                          07/15/23
      186 FHLMC REMIC, Series 1601, Class PB                                                          11/15/23
      136 FHLMC REMIC, Series 1611, Class I                                                           02/15/23
      793 FHLMC REMIC, Series 1628, Class KZ                                                          12/15/23
      305 FHLMC REMIC, Series 1694, Class Z                                                           03/15/24
    2,578 FHLMC REMIC, Series 1870, Class Z                                                           01/15/24
    2,289 FHLMC REMIC, Series 2061, Class Z                                                           06/15/28
    3,311 FHLMC REMIC, Series 2106, Class ZB                                                          12/15/28
      445 FHLMC REMIC, Series G15, Class PZ                                                           07/25/23
      308 FHLMC REMIC, Series G23, Class KZ                                                           11/25/23
    1,541 FHLMC REMIC, Series G24, Class ZA                                                           11/25/23
      205 FNMA REMIC, Trust Series 1991-65, Class Z                                                   06/25/21
       75 FNMA REMIC, Trust Series 1992-118, Class K                                                  09/25/08
      160 FNMA REMIC, Trust Series 1992-129, Class L                                                  07/25/22
      554 FNMA REMIC, Trust Series 1992-G36, Class ZC                                                 07/25/22
       87 FNMA REMIC, Trust Series 1993-037, Class PX                                                 03/25/23
      185 FNMA REMIC, Trust Series 1993-056, Class PZ                                                 05/25/23
      351 FNMA REMIC, Trust Series 1993-060, Class Z                                                  05/25/23
      762 FNMA REMIC, Trust Series 1993-065, Class ZZ                                                 06/25/13
      139 FNMA REMIC, Trust Series 1993-70, Class Z                                                   05/25/23
      402 FNMA REMIC, Trust Series 1993-096, Class Z                                                  06/25/23
      279 FNMA REMIC, Trust Series 1993-122, Class L                                                  01/25/23
       76 FNMA REMIC, Trust Series 1993-149, Class L                                                  08/25/23


   COMBINED                                                                                                         PACE STRATEGIC
  PRINCIPAL                                                                                    INTEREST              FIXED INCOME
 AMOUNT (000)                                                                                    RATES                INVESTMENTS
--------------                                                                              ---------------------------------------
          U.S. GOVERNMENT OBLIGATIONS AND AGENCY OBLIGATIONS - 17.38%
$  10,000 Federal Home Loan Bank Consolidated Dsc Notes                                           6.380%@           $         -
   19,300 U.S. Treasury Bonds(2)                                                             6.779 to 10.625           23,203,849
   18,544 U.S. Treasury Inflation Index Notes                                                 3.375 to 3.625           18,019,672
    3,650 U.S. Treasury Notes++++++                                                           5.125 to 6.500              629,212
    5,700 U.S. Treasury Stripped Principal Payment Bonds                                     6.779 to 6.873@            2,166,768
                                                                                                                  -----------------
          Total U.S. Government Obligations  (cost - $54,002,084)                                                      44,019,501
                                                                                                                  -----------------


          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES - 13.90%
    3,425 GNMA                                                                                    8.000                       -
      175 GNMA ARM                                                                                7.125                   175,644
    1,196 GNMA ARM                                                                                7.375                 1,199,581
    1,600 GNMA I TBA                                                                              7.000                 1,552,992
   21,100 GNMA I TBA                                                                              7.500                20,884,021
   12,000 GNMA I TBA                                                                              8.000                12,084,000
    5,200 GNMA I TBA                                                                              8.500                 5,305,622
                                                                                                                  -----------------
          Total Government National Mortgage Association Certificates (cost - $44,760,354)                             41,201,860
                                                                                                                  -----------------


          FEDERAL HOME LOAN MORTGAGE CORPORATION CERTIFICATES - 1.78%
    4,500 FHLMC                                                                                   5.500                 3,985,290
    1,696 FHLMC ARM                                                                               7.645                 1,738,862
                                                                                                                  -----------------
          Total Federal Home Loan Mortgage Corporation Certificates (cost - $5,691,261)                                 5,724,152
                                                                                                                  -----------------

          FEDERAL HOUSING ADMINISTRATION CERTIFICATES - 1.29%
    4,239 FHA Project Notes                                                                       7.430                 4,140,397
                                                                                                                  -----------------
          Total Federal Housing Administration Certificates (cost - $4,334,816)                                         4,140,397
                                                                                                                  -----------------

          FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES - 8.08%
    5,052 FNMA                                                                                5.25 to 7.125                   -
    3,887 FNMA ARM                                                                                6.970                 3,668,312
       35 FNMA ARM                                                                                7.125                    35,156
      585 FNMA ARM                                                                                7.796                   600,923
      824 FNMA ARM                                                                                7.861                   847,200
    1,147 FNMA ARM COFI                                                                           5.740                 1,042,671
    6,900 FNMA TBA                                                                                6.000                 6,330,750
    2,000 FNMA TBA                                                                                6.000                       -
      900 FNMA TBA                                                                                6.500                       -
    3,800 FNMA TBA                                                                                6.500                       -
    1,840 FNMA TBA                                                                                7.000                       -
      500 FNMA TBA                                                                                8.000                   501,406
                                                                                                                  -----------------
          Total Federal National Mortgage Association Certificates (cost - $26,341,268)                                13,026,418
                                                                                                                  -----------------

          COLLATERALIZED MORTGAGE OBLIGATIONS - 30.01%
    1,000 FHLMC REMIC, Series 1278, Class K                                                       7.000                   953,791
      100 FHLMC REMIC, Series 1366, Class H                                                       6.000                    97,187
       29 FHLMC REMIC, Series 1367, Class KA                                                      6.500                    26,526
    1,231 FHLMC REMIC, Series 1502, Class PX-Z                                                    7.000                 1,078,398
      876 FHLMC REMIC, Series 1503, Class PZ                                                      7.000                   793,276
      484 FHLMC REMIC, Series 1534, Class Z                                                       5.000                   341,470
      784 FHLMC REMIC, Series 1548, Class Z                                                       7.000                   713,465
    1,143 FHLMC REMIC, Series  1562, Class Z                                                      7.000                 1,032,508
      186 FHLMC REMIC, Series 1601, Class PB                                                      6.500                   161,404
      136 FHLMC REMIC, Series 1611, Class I                                                       6.000                   129,554
      793 FHLMC REMIC, Series 1628, Class KZ                                                      6.250                   672,452
      305 FHLMC REMIC, Series 1694, Class Z                                                       6.500                   264,631
    2,578 FHLMC REMIC, Series 1870, Class Z                                                       6.500                 2,230,984
    2,289 FHLMC REMIC, Series 2061, Class Z                                                       6.500                 1,884,504
    3,311 FHLMC REMIC, Series 2106, Class ZB                                                      6.250                 2,625,034
      445 FHLMC REMIC, Series G15, Class PZ                                                       7.000                   389,611
      308 FHLMC REMIC, Series G23, Class KZ                                                       6.500                   259,370
    1,541 FHLMC REMIC, Series G24, Class ZA                                                       6.500                 1,323,006
      205 FNMA REMIC, Trust Series 1991-65, Class Z                                               6.500                   194,820
       75 FNMA REMIC, Trust Series 1992-118, Class K                                              7.500                    74,594
      160 FNMA REMIC, Trust Series 1992-129, Class L                                              6.000                   140,148
      554 FNMA REMIC, Trust Series 1992-G36, Class ZC                                             7.000                   540,451
       87 FNMA REMIC, Trust Series 1993-037, Class PX                                             7.000                    77,808
      185 FNMA REMIC, Trust Series 1993-056, Class PZ                                             7.000                   165,828
      351 FNMA REMIC, Trust Series 1993-060, Class Z                                              7.000                   318,100
      762 FNMA REMIC, Trust Series 1993-065, Class ZZ                                             7.000                   718,532
      139 FNMA REMIC, Trust Series 1993-70, Class Z                                               6.900                   123,946
      402 FNMA REMIC, Trust Series 1993-096, Class Z                                              7.000                   363,191
      279 FNMA REMIC, Trust Series 1993-122, Class L                                              6.500                   258,035
       76 FNMA REMIC, Trust Series 1993-149, Class L                                              6.000                    70,169


                                                                                                                    PRO FORMA
                                                                                                                     COMBINED
   COMBINED                                                                                      PAINEWEBBER      PACE STRATEGIC
  PRINCIPAL                                                                                       STRATEGIC        FIXED INCOME
 AMOUNT (000)                                                                                    INCOME FUND       INVESTMENTS
--------------                                                                              --------------------------------------
          U.S. GOVERNMENT OBLIGATIONS AND AGENCY OBLIGATIONS - 17.38%
$  10,000 Federal Home Loan Bank Consolidated Dsc Notes                                        $    9,982,278     $    9,982,278
   19,300 U.S. Treasury Bonds(2)                                                                          -           23,203,849
   18,544 U.S. Treasury Inflation Index Notes                                                             -           18,019,672
    3,650 U.S. Treasury Notes++++++                                                                 1,907,438          2,536,650
    5,700 U.S. Treasury Stripped Principal Payment Bonds                                                  -            2,166,768
                                                                                            --------------------------------------
          Total U.S. Government Obligations  (cost - $54,002,084)                                  11,889,716         55,909,217
                                                                                            --------------------------------------


          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES - 13.90%
    3,425 GNMA                                                                                      3,479,414          3,479,414
      175 GNMA ARM                                                                                        -              175,644
    1,196 GNMA ARM                                                                                        -            1,199,581
    1,600 GNMA I TBA                                                                                      -            1,552,992
   21,100 GNMA I TBA                                                                                      -           20,884,021
   12,000 GNMA I TBA                                                                                      -           12,084,000
    5,200 GNMA I TBA                                                                                      -            5,305,622
                                                                                            --------------------------------------
          Total Government National Mortgage Association Certificates (cost - $44,760,354)          3,479,414         44,681,274
                                                                                            --------------------------------------


          FEDERAL HOME LOAN MORTGAGE CORPORATION CERTIFICATES - 1.78%
    4,500 FHLMC                                                                                           -            3,985,290
    1,696 FHLMC ARM                                                                                       -            1,738,862
                                                                                            --------------------------------------
          Total Federal Home Loan Mortgage Corporation Certificates (cost - $5,691,261)                   -            5,724,152
                                                                                            --------------------------------------

          FEDERAL HOUSING ADMINISTRATION CERTIFICATES - 1.29%
    4,239 FHA Project Notes                                                                               -            4,140,397
                                                                                            --------------------------------------
          Total Federal Housing Administration Certificates (cost - $4,334,816)                           -            4,140,397
                                                                                            --------------------------------------

          FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES - 8.08%
    5,052 FNMA                                                                                      4,829,036          4,829,036
    3,887 FNMA ARM                                                                                        -            3,668,312
       35 FNMA ARM                                                                                        -               35,156
      585 FNMA ARM                                                                                        -              600,923
      824 FNMA ARM                                                                                        -              847,200
    1,147 FNMA ARM COFI                                                                                   -            1,042,671
    6,900 FNMA TBA                                                                                        -            6,330,750
    2,000 FNMA TBA                                                                                  1,835,000          1,835,000
      900 FNMA TBA                                                                                    849,938            849,938
    3,800 FNMA TBA                                                                                  3,667,000          3,667,000
    1,840 FNMA TBA                                                                                  1,776,750          1,776,750
      500 FNMA TBA                                                                                        -              501,406
                                                                                            --------------------------------------
          Total Federal National Mortgage Association Certificates (cost - $26,341,268)            12,957,724         25,984,142
                                                                                            --------------------------------------

          COLLATERALIZED MORTGAGE OBLIGATIONS - 30.01%
    1,000 FHLMC REMIC, Series 1278, Class K                                                               -              953,791
      100 FHLMC REMIC, Series 1366, Class H                                                               -               97,187
       29 FHLMC REMIC, Series 1367, Class KA                                                              -               26,526
    1,231 FHLMC REMIC, Series 1502, Class PX-Z                                                            -            1,078,398
      876 FHLMC REMIC, Series 1503, Class PZ                                                              -              793,276
      484 FHLMC REMIC, Series 1534, Class Z                                                               -              341,470
      784 FHLMC REMIC, Series 1548, Class Z                                                               -              713,465
    1,143 FHLMC REMIC, Series  1562, Class Z                                                              -            1,032,508
      186 FHLMC REMIC, Series 1601, Class PB                                                              -              161,404
      136 FHLMC REMIC, Series 1611, Class I                                                               -              129,554
      793 FHLMC REMIC, Series 1628, Class KZ                                                              -              672,452
      305 FHLMC REMIC, Series 1694, Class Z                                                               -              264,631
    2,578 FHLMC REMIC, Series 1870, Class Z                                                               -            2,230,984
    2,289 FHLMC REMIC, Series 2061, Class Z                                                               -            1,884,504
    3,311 FHLMC REMIC, Series 2106, Class ZB                                                              -            2,625,034
      445 FHLMC REMIC, Series G15, Class PZ                                                               -              389,611
      308 FHLMC REMIC, Series G23, Class KZ                                                               -              259,370
    1,541 FHLMC REMIC, Series G24, Class ZA                                                               -            1,323,006
      205 FNMA REMIC, Trust Series 1991-65, Class Z                                                       -              194,820
       75 FNMA REMIC, Trust Series 1992-118, Class K                                                      -               74,594
      160 FNMA REMIC, Trust Series 1992-129, Class L                                                      -              140,148
      554 FNMA REMIC, Trust Series 1992-G36, Class ZC                                                     -              540,451
       87 FNMA REMIC, Trust Series 1993-037, Class PX                                                     -               77,808
      185 FNMA REMIC, Trust Series 1993-056, Class PZ                                                     -              165,828
      351 FNMA REMIC, Trust Series 1993-060, Class Z                                                      -              318,100
      762 FNMA REMIC, Trust Series 1993-065, Class ZZ                                                     -              718,532
      139 FNMA REMIC, Trust Series 1993-70, Class Z                                                       -              123,946
      402 FNMA REMIC, Trust Series 1993-096, Class Z                                                      -              363,191
      279 FNMA REMIC, Trust Series 1993-122, Class L                                                      -              258,035
       76 FNMA REMIC, Trust Series 1993-149, Class L                                                      -               70,169



   COMBINED
  PRINCIPAL                                                                                         MATURITY
 AMOUNT (000)                                                                                         DATES
--------------                                                                              ----------------------------
      151 FNMA REMIC, Trust Series 1993-160, Class ZB                                                 09/25/23
      147 FNMA REMIC, Trust Series 1993-163, Class ZA                                                 09/25/23
      104 FNMA REMIC, Trust Series 1993-199, Class Z                                                  10/25/23
      284 FNMA REMIC, Trust Series 1993-G10, Class G                                                  05/25/22
      153 FNMA REMIC, Trust Series 1993-G40, Class Z                                                  12/25/23
      301 FNMA REMIC, Trust Series 1994-023, Class PX                                                 08/25/23
    3,442 FNMA REMIC, Trust Series 1998-63, Class ZA                                                  11/25/28
    4,000 FNMA REMIC, Trust Series 1998-M, Class B                                                    09/25/07
    1,695 FNMA REMIC, Trust Series 1998-M7, Class Z                                                   05/25/36
    5,481 FNMA REMIC, Trust Series 1999-10, Class MZ                                                  09/17/38
    2,500 FNMA REMIC, Trust Series 1999-W4, Class A9                                                  02/25/29
   10,000 FNMA REMIC, Trust Series 2000-12, Class PG                                                  04/25/30
    4,191 GNMA REMIC, Trust Series 2000-9, Class FG                                                   02/16/30
    1,103 GNMA REMIC, Trust Series 2000-9, Class FH                                                   02/16/30
    3,145 Small Business Administration Series 1999-20K, Class 1                                      11/01/19
      389 U.S. Department of Veterans Affairs Vendee Mortgage Trust Series
          1993-3, Class 2ZA                                                                           06/15/20
    2,000 BA Mortgage Securities, Inc. Series 1998-4, Class 1A-12                                     08/25/28
      222 Bear Stearns Mortgage Securities Inc. REMIC, Series 1994-1,
          Class 3A ARM                                                                                05/25/23
      190 California Federal Bank REMIC, Series 1990-BN1, Class A ARM                                 08/25/30
      516 Capital Asset Research Funding Series 1998-A, Class A ARM                                   12/15/05
    5,000 Citicorp Mortgage Securities Inc. REMIC, Series 1998-9, Class A5                            10/25/28
    3,751 Community Program Loan Trust Series 1987-A, Class A4                                        10/01/18
    4,000 CS First Boston Mortgage Securities Corporation, Series 1997-C2
          Class                                                                                       07/17/07
    1,000 DLJ Commercial Mortgage Corporation, Series 1998-CG1, Class A1B                             05/10/08
    6,810 First Union Lehman Brothers Mortgage Trust, Series 1997-C2, Class A3                        12/18/07
    4,855 GMAC Commercial Mortgage Security Inc. Series 1998-C1, Class A1 ARM                         11/15/07
    3,981 Housing Security Inc. Series 1992-8, Class B ARM                                            06/25/24
    1,873 LTC Commercial Mortgage Certificates Series 1998-1, Class A ARM                             05/28/30
    3,000 Oakwood Mortgage Investors Inc. Series 1999-B, Class A2                                     12/15/13
    2,516 Residential Funding Mortgage Securities I Inc. Series 1997-S7,
          Class A5                                                                                    05/25/27
      150 Residential Funding Mortgage Series 1993-S30, Class A9                                      08/25/23
    3,041 Salomon Brothers Mortgage Securities Inc. VII REMIC, Series 1993-3,
          Class A7-MZ                                                                                 08/25/23
    4,500 Structured Asset Securities Corp. Series 1997-4, Class 2A-9                                 12/25/27

          Total Collateralized Mortgage Obligations (cost - $100,016,587)


          ASSET BACKED SECURITIES - 4.90%
    1,753 SLMA Student Loan Trust Series 1998-1, Class A1 ARM                                         01/25/07
      635 American Residential Mortgage Loan Trust Series 1998-001, Class 1 ARM                       05/25/29
    3,294 Delta Funding Home Equity Loan Trust Series 1999-003, Class A1-A ARM                        09/15/29
    2,392 First Security Auto Owner Trust Series 1999-1, Class A3                                     06/15/03
    2,500 Keystone Owner Trust Series 1998-P2, Class A4                                               12/25/18
    2,798 Metropolitan Asset Funding, Inc. Series 2000-A, Class A3+                                   12/25/23
    1,714 Mid-State Trust Series 4, Class A                                                           04/01/30
      360 Money Store Home Equity Trust Series 1997-D, Class AF3 ARM                                  11/15/21
      341 Money Store Home Equity Trust Series 1998-A, Class AV ARM                                   06/15/29

          Total Asset Backed Securities (cost - $15,823,483)


          STRIPPED MORTGAGE-BACKED SECURITIES - 0.09%
      109 FHLMC Series 1625, Class GA+++                                                              01/15/08
        0 FNMA REMIC, Trust Series 1993-134, Class EA+++                                              11/25/05
      426 FNMA REMIC, Trust Series 1993-201, Class JA+++                                              09/25/21
    3,020 FNMA REMIC, Trust Series 1993-201, Class JC+++                                              05/25/19

          Total Stripped Mortgage-Backed Securities (cost - $279,507)


          CORPORATE BONDS - 32.09%
          AUTOMOTIVE - 0.47%
      750 Budget Group Incorporated                                                                   04/01/06
    1,000 Lear Corporation                                                                            05/15/05




          AIRLINES - 0.33%
      500 AMR Corp.                                                                                   02/01/01
      500 United Air Lines Inc.                                                                       11/27/12




          APPAREL & Footwear - 0.54%
    2,000 Westpoint Stevens Inc.                                                                      06/15/05


          BANKS - 1.11%
    2,300 Bci Us Funding Trust 1                                                                      12/29/49
    1,500 MBNA American Bank                                                                          12/10/02




          CABLE - 1.28%
    1,550 Knology Holdings Incorporated                                                               10/15/07



   COMBINED                                                                                                         PACE STRATEGIC
  PRINCIPAL                                                                                    INTEREST              FIXED INCOME
 AMOUNT (000)                                                                                    RATES                INVESTMENTS
--------------                                                                              ---------------------------------------
      151 FNMA REMIC, Trust Series 1993-160, Class ZB                                             6.500                   133,703
      147 FNMA REMIC, Trust Series 1993-163, Class ZA                                             7.000                   133,474
      104 FNMA REMIC, Trust Series 1993-199, Class Z                                              7.000                    93,912
      284 FNMA REMIC, Trust Series 1993-G10, Class G                                              5.000                   273,811
      153 FNMA REMIC, Trust Series 1993-G40, Class Z                                              6.500                   132,614
      301 FNMA REMIC, Trust Series 1994-023, Class PX                                             6.000                   251,037
    3,442 FNMA REMIC, Trust Series 1998-63, Class ZA                                              6.000                 2,520,557
    4,000 FNMA REMIC, Trust Series 1998-M, Class B                                                6.270                 3,723,469
    1,695 FNMA REMIC, Trust Series 1998-M7, Class Z                                               6.390                 1,398,821
    5,481 FNMA REMIC, Trust Series 1999-10, Class MZ                                              6.500                 4,374,458
    2,500 FNMA REMIC, Trust Series 1999-W4, Class A9                                              6.250                 2,123,039
   10,000 FNMA REMIC, Trust Series 2000-12, Class PG                                              7.500                 9,897,775
    4,191 GNMA REMIC, Trust Series 2000-9, Class FG                                               7.226++               4,174,476
    1,103 GNMA REMIC, Trust Series 2000-9, Class FH                                               7.126++               1,106,834
    3,145 Small Business Administration Series 1999-20K, Class 1                                  7.060                 2,892,944
      389 U.S. Department of Veterans Affairs Vendee Mortgage Trust Series
          1993-3, Class 2ZA                                                                       6.500                   366,820
    2,000 BA Mortgage Securities, Inc. Series 1998-4, Class 1A-12                                 6.750                 1,890,500
      222 Bear Stearns Mortgage Securities Inc. REMIC, Series 1994-1,
          Class 3A ARM                                                                            7.098                   217,305
      190 California Federal Bank REMIC, Series 1990-BN1, Class A ARM                             6.695                   188,475
      516 Capital Asset Research Funding Series 1998-A, Class A ARM                               5.905                   510,217
    5,000 Citicorp Mortgage Securities Inc. REMIC, Series 1998-9, Class A5                        6.500                 4,567,600
    3,751 Community Program Loan Trust Series 1987-A, Class A4                                    4.500                 3,367,099
    4,000 CS First Boston Mortgage Securities Corporation, Series 1997-C2
          Class                                                                                   6.520                       -
    1,000 DLJ Commercial Mortgage Corporation, Series 1998-CG1, Class A1B                         6.410                       -
    6,810 First Union Lehman Brothers Mortgage Trust, Series 1997-C2, Class A3                    6.650                       -
    4,855 GMAC Commercial Mortgage Security Inc. Series 1998-C1, Class A1 ARM                     6.411                 4,696,722
    3,981 Housing Security Inc. Series 1992-8, Class B ARM                                        6.537                 3,861,147
    1,873 LTC Commercial Mortgage Certificates Series 1998-1, Class A ARM                         6.029                 1,783,380
    3,000 Oakwood Mortgage Investors Inc. Series 1999-B, Class A2                                 6.190                 2,912,370
    2,516 Residential Funding Mortgage Securities I Inc. Series 1997-S7,
          Class A5                                                                                7.500                 2,399,702
      150 Residential Funding Mortgage Series 1993-S30, Class A9                                  7.500                   144,750
    3,041 Salomon Brothers Mortgage Securities Inc. VII REMIC, Series 1993-3,
          Class A7-MZ                                                                             7.200                 2,768,668
    4,500 Structured Asset Securities Corp. Series 1997-4, Class 2A-9                             7.000                 4,282,605
                                                                                                                  -----------------
          Total Collateralized Mortgage Obligations (cost - $100,016,587)                                              85,211,077
                                                                                                                  -----------------

          ASSET BACKED SECURITIES - 4.90%
    1,753 SLMA Student Loan Trust Series 1998-1, Class A1 ARM                                     6.781                 1,752,305
      635 American Residential Mortgage Loan Trust Series 1998-001, Class 1 ARM                   6.800                   634,499
    3,294 Delta Funding Home Equity Loan Trust Series 1999-003, Class A1-A ARM                    7.036                 3,304,814
    2,392 First Security Auto Owner Trust Series 1999-1, Class A3                                 5.580                 2,373,965
    2,500 Keystone Owner Trust Series 1998-P2, Class A4                                           6.840                 2,459,675
    2,798 Metropolitan Asset Funding, Inc. Series 2000-A, Class A3+                               8.115                 2,810,241
    1,714 Mid-State Trust Series 4, Class A                                                       8.330                 1,712,208
      360 Money Store Home Equity Trust Series 1997-D, Class AF3 ARM                              6.345                   356,284
      341 Money Store Home Equity Trust Series 1998-A, Class AV ARM                               6.806                   340,809
                                                                                                                  -----------------
          Total Asset Backed Securities (cost - $15,823,483)                                                           15,744,800
                                                                                                                  -----------------

          STRIPPED MORTGAGE-BACKED SECURITIES - 0.09%
      109 FHLMC Series 1625, Class GA+++                                                          7.700(1)                  4,810
        0 FNMA REMIC, Trust Series 1993-134, Class EA+++                                         10.480(1)                  1,054
      426 FNMA REMIC, Trust Series 1993-201, Class JA+++                                          8.310(1)                 47,323
    3,020 FNMA REMIC, Trust Series 1993-201, Class JC+++                                          6.000(1)                222,131
                                                                                                                  -----------------
          Total Stripped Mortgage-Backed Securities (cost - $279,507)                                                     275,318
                                                                                                                  -----------------

          CORPORATE BONDS - 32.09%
          Automotive - 0.47%
      750 Budget Group Incorporated                                                               9.125                       -
    1,000 Lear Corporation                                                                        7.960                       -
                                                                                                                  -----------------
                                                                                                                              -
                                                                                                                  -----------------

          AIRLINES - 0.33%
      500 AMR Corp.                                                                               10.000                  504,013
      500 United Air Lines Inc.                                                                   10.360                  552,770
                                                                                                                  -----------------
                                                                                                                        1,056,783
                                                                                                                  -----------------

          APPAREL & Footwear - 0.54%
    2,000 Westpoint Stevens Inc.                                                                  7.875                 1,742,500
                                                                                                                  -----------------

          BANKS - 1.11%
    2,300 Bci Us Funding Trust 1                                                                  8.010                       -
    1,500 MBNA American Bank                                                                     7.175++                1,476,209
                                                                                                                  -----------------
                                                                                                                        1,476,209
                                                                                                                  -----------------

          CABLE - 1.28%
    1,550 Knology Holdings Incorporated                                                          11.875(b)                      -

                                                                                                                    PRO FORMA
                                                                                                                     COMBINED
   COMBINED                                                                                      PAINEWEBBER      PACE STRATEGIC
  PRINCIPAL                                                                                       STRATEGIC        FIXED INCOME
 AMOUNT (000)                                                                                    INCOME FUND       INVESTMENTS
--------------                                                                              --------------------------------------
      151 FNMA REMIC, Trust Series 1993-160, Class ZB                                                     -              133,703
      147 FNMA REMIC, Trust Series 1993-163, Class ZA                                                     -              133,474
      104 FNMA REMIC, Trust Series 1993-199, Class Z                                                      -               93,912
      284 FNMA REMIC, Trust Series 1993-G10, Class G                                                      -              273,811
      153 FNMA REMIC, Trust Series 1993-G40, Class Z                                                      -              132,614
      301 FNMA REMIC, Trust Series 1994-023, Class PX                                                     -              251,037
    3,442 FNMA REMIC, Trust Series 1998-63, Class ZA                                                      -            2,520,557
    4,000 FNMA REMIC, Trust Series 1998-M, Class B                                                        -            3,723,469
    1,695 FNMA REMIC, Trust Series 1998-M7, Class Z                                                       -            1,398,821
    5,481 FNMA REMIC, Trust Series 1999-10, Class MZ                                                      -            4,374,458
    2,500 FNMA REMIC, Trust Series 1999-W4, Class A9                                                      -            2,123,039
   10,000 FNMA REMIC, Trust Series 2000-12, Class PG                                                      -            9,897,775
    4,191 GNMA REMIC, Trust Series 2000-9, Class FG                                                       -            4,174,476
    1,103 GNMA REMIC, Trust Series 2000-9, Class FH                                                       -            1,106,834
    3,145 Small Business Administration Series 1999-20K, Class 1                                          -            2,892,944
      389 U.S. Department of Veterans Affairs Vendee Mortgage Trust Series
          1993-3, Class 2ZA                                                                               -              366,820
    2,000 BA Mortgage Securities, Inc. Series 1998-4, Class 1A-12                                         -            1,890,500
      222 Bear Stearns Mortgage Securities Inc. REMIC, Series 1994-1,
          Class 3A ARM                                                                                    -              217,305
      190 California Federal Bank REMIC, Series 1990-BN1, Class A ARM                                     -              188,475
      516 Capital Asset Research Funding Series 1998-A, Class A ARM                                       -              510,217
    5,000 Citicorp Mortgage Securities Inc. REMIC, Series 1998-9, Class A5                                -            4,567,600
    3,751 Community Program Loan Trust Series 1987-A, Class A4                                            -            3,367,099
    4,000 CS First Boston Mortgage Securities Corporation, Series 1997-C2
          Class                                                                                     3,850,489          3,850,489
    1,000 DLJ Commercial Mortgage Corporation, Series 1998-CG1, Class A1B                             936,933            936,933
    6,810 First Union Lehman Brothers Mortgage Trust, Series 1997-C2, Class A3                      6,503,546          6,503,546
    4,855 GMAC Commercial Mortgage Security Inc. Series 1998-C1, Class A1 ARM                             -            4,696,722
    3,981 Housing Security Inc. Series 1992-8, Class B ARM                                                -            3,861,147
    1,873 LTC Commercial Mortgage Certificates Series 1998-1, Class A ARM                                 -            1,783,380
    3,000 Oakwood Mortgage Investors Inc. Series 1999-B, Class A2                                         -            2,912,370
    2,516 Residential Funding Mortgage Securities I Inc. Series 1997-S7,
          Class A5                                                                                        -            2,399,702
      150 Residential Funding Mortgage Series 1993-S30, Class A9                                          -              144,750
    3,041 Salomon Brothers Mortgage Securities Inc. VII REMIC, Series 1993-3,
          Class A7-MZ                                                                                     -            2,768,668
    4,500 Structured Asset Securities Corp. Series 1997-4, Class 2A-9                                     -            4,282,605
                                                                                            --------------------------------------
          Total Collateralized Mortgage Obligations (cost - $100,016,587)                          11,290,968         96,502,045
                                                                                            --------------------------------------

          ASSET BACKED SECURITIES - 4.90%
    1,753 SLMA Student Loan Trust Series 1998-1, Class A1 ARM                                             -            1,752,305
      635 American Residential Mortgage Loan Trust Series 1998-001, Class 1 ARM                           -              634,499
    3,294 Delta Funding Home Equity Loan Trust Series 1999-003, Class A1-A ARM                            -            3,304,814
    2,392 First Security Auto Owner Trust Series 1999-1, Class A3                                         -            2,373,965
    2,500 Keystone Owner Trust Series 1998-P2, Class A4                                                   -            2,459,675
    2,798 Metropolitan Asset Funding, Inc. Series 2000-A, Class A3+                                       -            2,810,241
    1,714 Mid-State Trust Series 4, Class A                                                               -            1,712,208
      360 Money Store Home Equity Trust Series 1997-D, Class AF3 ARM                                      -              356,284
      341 Money Store Home Equity Trust Series 1998-A, Class AV ARM                                       -              340,809
                                                                                            --------------------------------------
          Total Asset Backed Securities (cost - $15,823,483)                                              -           15,744,800
                                                                                            --------------------------------------

          STRIPPED MORTGAGE-BACKED SECURITIES - 0.09%
      109 FHLMC Series 1625, Class GA+++                                                                  -                4,810
        0 FNMA REMIC, Trust Series 1993-134, Class EA+++                                                  -                1,054
      426 FNMA REMIC, Trust Series 1993-201, Class JA+++                                                  -               47,323
    3,020 FNMA REMIC, Trust Series 1993-201, Class JC+++                                                  -              222,131
                                                                                            --------------------------------------
          Total Stripped Mortgage-Backed Securities (cost - $279,507)                                     -              275,318
                                                                                            --------------------------------------

          CORPORATE BONDS - 32.09%
          Automotive - 0.47%
      750 Budget Group Incorporated                                                                   547,500            547,500
    1,000 Lear Corporation                                                                            954,576            954,576
                                                                                            --------------------------------------
                                                                                                    1,502,076          1,502,076
                                                                                            --------------------------------------

          AIRLINES - 0.33%
      500 AMR Corp.                                                                                       -              504,013
      500 United Air Lines Inc.                                                                           -              552,770
                                                                                            --------------------------------------
                                                                                                          -            1,056,783
                                                                                            --------------------------------------

          APPAREL & Footwear - 0.54%
    2,000 Westpoint Stevens Inc.                                                                          -            1,742,500
                                                                                            --------------------------------------

          BANKS - 1.11%
    2,300 Bci Us Funding Trust 1                                                                    2,101,719          2,101,719
    1,500 MBNA American Bank                                                                              -            1,476,209
                                                                                            --------------------------------------
                                                                                                    2,101,719          3,577,928
                                                                                            --------------------------------------

          CABLE - 1.28%
    1,550 Knology Holdings Incorporated                                                               775,000            775,000

   COMBINED
  PRINCIPAL                                                                                         MATURITY
 AMOUNT (000)                                                                                         DATES
--------------                                                                              ----------------------------
    1,000 NTL Communications Corporation                                                              10/01/08
      500 Pecunia 1 Vermogensverwaltung                                                               07/15/10
    1,000 UIH Australia Pacific Incorporated                                                          05/15/06
    1,000 United Pan Europe Communications**                                                          11/01/09
      950 United Pan Europe Communications N.V.                                                       08/01/09




          CHEMICALS - 0.59%
      500 Avecia Group PLC                                                                            07/01/09
      375 Huntsman ICI Chemicals                                                                      07/01/09
    1,000 Lyondell Chemical Company                                                            05/01/07 to 05/01/09




          COMMUNICATIONS - FIXED - 2.91%
      750 Alestra S.A.                                                                                05/15/06
      750 Allegiance Telecom Incorporated                                                             05/15/08
      700 Barak ITC                                                                                   11/15/07
    1,000 Flag Telecom Holdings Limited**                                                             03/30/10
    1,000 Global Crossing Holdings Limited**                                                          11/15/09
      500 GlobeNet Communications Group                                                               07/15/07
    1,000 Hyperion Telecommunications Incorporated                                                    11/01/07
    1,000 Metromedia Fiber Network Incorporated                                                       11/15/08
      650 NEXTLINK Communications Incorporated                                                        06/01/09
      750 Northeast Optic Network Incorporated                                                        08/15/08
      750 Pathnet Incorporated                                                                        04/15/08
      500 Tele1 Europe BV                                                                             05/15/09
      500 Verio Incorporated                                                                          12/01/08
    1,250 Viatel Incorporated                                                                         04/15/08




          COMMUNICATIONS - MOBILE - 1.04%
    1,000 Nextel Communications Incorporated                                                          02/15/08
    1,700 Nextel International Incorporated                                                     4/15/08 to 8/01/10
    2,000 Spectrasite Holdings Incorporated                                                           04/15/09




          ENERGY - 1.58%
      250 Chesapeake Energy Corporation                                                               05/01/05
      500 Key Energy Services Incorporated                                                            01/15/09
      300 Orion Refining Corporation**+                                                               11/15/04
    1,030 Petroliam Nasional Berhad                                                                   10/15/26
    1,000 Petroliam Nasional Berhad                                                                   12/15/08
    2,200 NRG Energy Inc.                                                                             11/01/03




          FINANCIAL SERVICES - 6.36%
        2 Centaur Funding (3)
    1,000 HSBC Capital Funding LP**                                                                   12/31/49
      741 Airplanes Pass-Through Trust                                                                03/15/19
    3,700 AT&T Capital Corp.                                                                          04/23/02
    6,800 General Motors Acceptance Corp.                                                        8/6/01 to 4/05/04
    4,000 Infrastructure Finance Corp.                                                                03/26/09
      236 Midland Funding Corp.                                                                       07/23/02
    2,000 Textron Financial Corp.+                                                                    05/28/02




          FOOD & Beverage - 0.32%
      343 Packaged Ice Incorporated+                                                                  02/01/05
      750 Pantry Incorporated                                                                         10/15/07




          GAMING - 0.24%
      750 MGM Grand Incorporated                                                                      06/01/07


          GENERAL INDUSTRIAL - 0.28%
      500 Aqua Chemical Incorporated                                                                  07/01/08
      750 SabreLiner Corporation**                                                                    06/15/08




          HEALTHCARE - 0.22%
      750 Tenet Healthcare Corporation                                                                12/01/08


          INSURANCE - PROPERTY/CASUALTY - 0.31%
    1,000 Nehi Inc.+                                                                                  06/09/03



          MEDIA - 0.69%
      936 Inter Act Systems Incorporated**+(b)                                                        08/01/03
    2,000 Cox Enterprises, Inc.+                                                                      02/15/07




          MEDICAL PROVIDERS - 0.51%
    1,700 Columbia HCA Health Care Corp.                                                              07/15/45


          METAL & MINING - 0.38%
    1,000 Metal Management Incorporated                                                               05/15/08
      750 National Steel Corporation                                                                  03/01/09


   COMBINED                                                                                                         PACE STRATEGIC
  PRINCIPAL                                                                                    INTEREST              FIXED INCOME
 AMOUNT (000)                                                                                    RATES                INVESTMENTS
--------------                                                                              ---------------------------------------
    1,000 NTL Communications Corporation                                                          11.500                      -
      500 Pecunia 1 Vermogensverwaltung                                                           14.000                      -
    1,000 UIH Australia Pacific Incorporated                                                      14.00(b)                    -
    1,000 United Pan Europe Communications                                                        12.50(b)                    -
      950 United Pan Europe Communications N.V.                                                   13.375(b)                   -
                                                                                                                  -----------------
                                                                                                                              -
                                                                                                                  -----------------


          CHEMICALS - 0.59%                                                                       11.000                      -
      500 Avecia Group PLC                                                                        10.125                      -
      375 Huntsman ICI Chemicals                                                             9.875 to 10.875                  -
    1,000 Lyondell Chemical Company                                                                               -----------------
                                                                                                                              -
                                                                                                                  -----------------


          COMMUNICATIONS - FIXED - 2.91%                                                          12.125                      -
      750 Alestra S.A.                                                                            12.875                      -
      750 Allegiance Telecom Incorporated                                                         12.50(b)                    -
      700 Barak ITC                                                                               11.625                      -
    1,000 Flag Telecom Holdings Limited                                                           9.500                       -
    1,000 Global Crossing Holdings Limited**                                                      13.000                      -
      500 GlobeNet Communications Group                                                           12.000                      -
    1,000 Hyperion Telecommunications Incorporated                                                10.000                      -
    1,000 Metromedia Fiber Network Incorporated                                                   10.750                      -
      650 NEXTLINK Communications Incorporated                                                    12.750                      -
      750 Northeast Optic Network Incorporated                                                    12.250                      -
      750 Pathnet Incorporated                                                                    13.000                      -
      500 Tele1 Europe BV                                                                         11.250                      -
      500 Verio Incorporated                                                                      12.50(b)                    -
    1,250 Viatel Incorporated                                                                                     -----------------
                                                                                                                              -
                                                                                                                  -----------------


          COMMUNICATIONS - MOBILE - 1.04%
    1,000 Nextel Communications Incorporated                                                      9.95(b)                     -
    1,700 Nextel International Incorporated                                                  12.152 to 12.750                 -
    2,000 Spectrasite Holdings Incorporated                                                       11.25(b)                    -
                                                                                                                  -----------------
                                                                                                                              -
                                                                                                                  -----------------

          ENERGY - 1.58%
      250 Cheasapeake Energy Corporation                                                          9.625                       -
      500 Key Energy Services Incorporated                                                        14.000                      -
      300 Orion Refining Corporation**+                                                           10.000(b)                   -
    1,030 Petroliam Nasional Berhad                                                               7.625                       -
    1,000 Petroliam Nasional Berhad                                                               9.500                       -
    2,200 NRG Energy Inc.                                                                         8.000                 2,190,870
                                                                                                                  -----------------
                                                                                                                        2,190,870
                                                                                                                  -----------------

          FINANCIAL SERVICES - 6.36%
        2 Centaur Funding (3)                                                                                                 -
    1,000 HSBC Capital Funding LP**                                                               10.176                      -
      741 Airplanes Pass-Through Trust                                                            10.875                      -
    3,700 AT&T Capital Corp.                                                                      7.010++               3,706,068
    6,800 General Motors Acceptance Corp.                                                    6.853 to 7.020++           6,804,005
    4,000 Infrastructure Finance Corp.                                                            6.435++               3,997,500
      236 Midland Funding Corp.                                                                  10.330++                 241,298
    2,000 Textron Financial Corp.+                                                                7.178++               1,994,618
                                                                                                                  -----------------
                                                                                                                       16,743,489
                                                                                                                  -----------------

          FOOD & Beverage - 0.32%
      343 Packaged Ice Incorporated+                                                              9.750                       -
      750 Pantry Incorporated                                                                     10.250                      -
                                                                                                                  -----------------
                                                                                                                              -
                                                                                                                  -----------------
          GAMING - 0.24%
      750 MGM Grand Incorporated                                                                  9.750                       -
                                                                                                                              -
                                                                                                                  -----------------

          GENERAL INDUSTRIAL - 0.28%
      500 Aqua Chemical Incorporated                                                              11.250                      -
      750 SabreLiner Corporation**                                                                11.000                      -
                                                                                                                  -----------------
                                                                                                                              -
                                                                                                                  -----------------

          HEALTHCARE - 0.22%
      750 Tenet Healthcare Corporation                                                            8.125                       -
                                                                                                                  -----------------

          INSURANCE - PROPERTY/CASUALTY - 0.31%
    1,000 Nehi Inc.+                                                                             11.260++               1,000,000
                                                                                                                  -----------------


          MEDIA - 0.69%
      936 Inter Act Systems Incorporated**+(b)                                                    14.000                      -
    2,000 Cox Enterprises, Inc.+                                                                  8.000                 2,015,772
                                                                                                                  -----------------
                                                                                                                        2,015,772
                                                                                                                  -----------------

          MEDICAL PROVIDERS - 0.51%
    1,700 Columbia HCA Health Care Corp.                                                          6.630                 1,638,123
                                                                                                                  -----------------

          METAL & MINING - 0.38%
    1,000 Metal Management Incorporated                                                           10.000                       -
      750 National Steel Corporation                                                               9.875                       -
                                                                                                                  -----------------

                                                                                                                    PRO FORMA
                                                                                                                     COMBINED
   COMBINED                                                                                      PAINEWEBBER      PACE STRATEGIC
  PRINCIPAL                                                                                       STRATEGIC        FIXED INCOME
 AMOUNT (000)                                                                                    INCOME FUND       INVESTMENTS
--------------                                                                              --------------------------------------
    1,000 NTL Communications Corporation                                                            1,025,000          1,025,000
      500 Pecunia 1 Vermogensverwaltung                                                               495,000            495,000
    1,000 UIH Australia Pacific Incorporated                                                          925,000            925,000
    1,000 United Pan Europe Communications**                                                          450,000            450,000
      950 United Pan Europe Communications N.V.                                                       439,375            439,375
                                                                                            --------------------------------------
                                                                                                    4,109,375          4,109,375
                                                                                            --------------------------------------

          CHEMICALS - 0.59%
      500 Avecia Group PLC                                                                            501,875            501,875
      375 Huntsman ICI Chemicals                                                                      381,562            381,562
    1,000 Lyondell Chemical Company                                                                 1,003,000          1,003,000
                                                                                            --------------------------------------
                                                                                                    1,886,437          1,886,437
                                                                                            --------------------------------------

          COMMUNICATIONS - FIXED - 2.91%
      750 Alestra S.A.                                                                                735,000            735,000
      750 Allegiance Telecom Incorporated                                                             810,000            810,000
      700 Barak ITC                                                                                   329,000            329,000
    1,000 Flag Telecom Holdings Limited**                                                             940,000            940,000
    1,000 Global Crossing Holdings Limited**                                                          970,000            970,000
      500 GlobeNet Communications Group                                                               503,750            503,750
    1,000 Hyperion Telecommunications Incorporated                                                    845,000            845,000
    1,000 Metromedia Fiber Network Incorporated                                                       965,000            965,000
      650 NEXTLINK Communications Incorporated                                                        637,000            637,000
      750 Northeast Optic Network Incorporated                                                        675,000            675,000
      750 Pathnet Incorporated                                                                        442,500            442,500
      500 Tele1 Europe BV                                                                             502,500            502,500
      500 Verio Incorporated                                                                          578,750            578,750
    1,250 Viatel Incorporated                                                                         437,500            437,500
                                                                                            --------------------------------------
                                                                                                    9,371,000          9,371,000
                                                                                            --------------------------------------

          COMMUNICATIONS - MOBILE - 1.04%
    1,000 Nextel Communications Incorporated                                                          727,500            727,500
    1,700 Nextel International Incorporated                                                         1,418,500          1,418,500
    2,000 Spectrasite Holdings Incorporated                                                         1,190,000          1,190,000
                                                                                            --------------------------------------
                                                                                                    3,336,000          3,336,000
                                                                                            --------------------------------------

          ENERGY - 1.58%
      250 Chesapeake Energy Corporation                                                               244,375            244,375
      500 Key Energy Services Incorporated                                                            560,000            560,000
      300 Orion Refining Corporation**+                                                               150,013            150,013
    1,030 Petroliam Nasional Berhad                                                                   919,275            919,275
    1,000 Petroliam Nasional Berhad                                                                 1,015,000          1,015,000
    2,200 NRG Energy Inc.                                                                                 -            2,190,870
                                                                                            --------------------------------------
                                                                                                    2,888,663          5,079,533
                                                                                            --------------------------------------

          FINANCIAL SERVICES - 6.36%
        2 Centaur Funding (3)                                                                       2,024,376          2,024,376
    1,000 HSBC Capital Funding LP**                                                                 1,079,862          1,079,862
      741 Airplanes Pass-Through Trust                                                                592,620            592,620
    3,700 AT&T Capital Corp.                                                                              -            3,706,068
    6,800 General Motors Acceptance Corp.                                                                 -            6,804,005
    4,000 Infrastructure Finance Corp.                                                                    -            3,997,500
      236 Midland Funding Corp.                                                                           -              241,298
    2,000 Textron Financial Corp.+                                                                        -            1,994,618
                                                                                            --------------------------------------
                                                                                                    3,696,858         20,440,347
                                                                                            --------------------------------------

          FOOD & Beverage - 0.32%
      343 Packaged Ice Incorporated+                                                                  293,265            293,265
      750 Pantry Incorporated                                                                         721,875            721,875
                                                                                            --------------------------------------
                                                                                                    1,015,140          1,015,140
                                                                                            --------------------------------------

          GAMING - 0.24%
      750 MGM Grand Incorporated                                                                      770,625            770,625
                                                                                            --------------------------------------

          GENERAL INDUSTRIAL - 0.28%
      500 Aqua Chemical Incorporated                                                                  295,000            295,000
      750 SabreLiner Corporation**                                                                    596,250            596,250
                                                                                            --------------------------------------
                                                                                                      891,250            891,250
                                                                                            --------------------------------------

          HEALTHCARE - 0.22%
      750 Tenet Healthcare Corporation                                                                706,875            706,875
                                                                                            --------------------------------------

          INSURANCE - PROPERTY/CASUALTY - 0.31%
    1,000 Nehi Inc.+                                                                                      -            1,000,000
                                                                                            --------------------------------------


          MEDIA - 0.69%
      936 Inter Act Systems Incorporated**+(b)                                                        215,338            215,338
    2,000 Cox Enterprises, Inc.+                                                                          -            2,015,772
                                                                                            --------------------------------------
                                                                                                      215,338          2,231,110
                                                                                            --------------------------------------

          MEDICAL PROVIDERS - 0.51%
    1,700 Columbia HCA Health Care Corp.                                                                  -            1,638,123
                                                                                            --------------------------------------

          METAL & MINING - 0.38%
    1,000 Metal Management Incorporated                                                               550,000            550,000
      750 National Steel Corporation                                                                  661,875            661,875
                                                                                            --------------------------------------

   COMBINED
  PRINCIPAL                                                                                         MATURITY
 AMOUNT (000)                                                                                         DATES
--------------                                                                              ----------------------------
           OTHER INSURANCE - 0.31%
    1,000  Alpha Wind Reinsurance                                                                      05/23/01


           PAPER & PACKAGING - 0.47%
      500  Packaging Corporation America                                                               04/01/09
    1,000  Tembec Industry Incorporated                                                                06/30/09




           RETAIL - 0.28%
      500  Advance Stores Company Incorporated                                                         04/15/08
      750  Ames Department Stores Incorporated                                                         04/15/06




           SEMI-CONDUCTOR - 0.17%
      500  Chippac International Limited                                                               08/01/09


           SECURITIES & ASSET MANAGEMENT - 3.13%
    3,250  Goldman Sachs Group                                                                         03/19/01
    2,300  Lehman Brothers Holdings Inc.                                                               04/02/02
    4,500  Morgan Stanley Dean Witter & Co.                                                            04/22/04




           SERVICE - 0.48%
    1,000  Allied Waste North America Incorporated                                                     08/01/09
      750  Atlantic Express Transportation Corporation                                                 02/01/04




           TECHNOLOGY - 0.18%
    1,000  Earthwatch Incorporated**#+                                                                 07/15/07


           TOBACCO - 1.19%
    4,000  Philip Morris Companies Inc.                                                          04/01/04 to 07/15/05


           TRANSPORTATION - 0.34%
      700  Stena AB                                                                                    06/15/07
      650  TFM, S.A. de C.V.                                                                           06/15/09




           UTILITIES - 1.37%
      500  AES Corporation                                                                             06/01/09
      271  Panda Funding Corporation                                                                   08/20/12
    1,663  Niagara Mohawk Power Co.                                                                    10/01/02
    2,000  TXU Corp.+                                                                                  06/25/01




           YANKEE - 5.03%
    2,500  Compagnie Financiere de CIC et de I'Union Europeenne                                        10/29/49
    2,000  Fuji Finance Cayman Ltd.                                                                    04/15/10
    1,000  Korea Development Bank+                                                                     10/06/00
    1,000  Mexico Credit Link                                                                          02/25/02
    2,900  Nacional Financiera                                                                         05/08/03
    1,000  National Power Corp.                                                                        05/15/28
    2,300  Nordbanken AB+                                                                              11/29/49
    1,400  Petroleos Mexicanos                                                                         09/15/27
    2,400  Residential Reinsurance+                                                                    06/01/01



           Total Corporate Bonds (cost - $107,547,928)


           CONVERTIBLE BONDS - 0.59%
           MEDIA - 0.33%
    1,070  Clear Channel Communications                                                                12/01/02


           SEMI-CONDUCTOR - 0.10%
      500  Conexant Systems Inc.                                                                       02/01/07


           WIRELESS TELECOMMUNICATIONS - 0.16%
      500  Nextel Communications+                                                                      01/15/10

           Total Convertible Bonds (cost - $2,092,352)


           INTERNATIONAL GOVERNMENT OBLIGATIONS - 5.05%
    3,817  Federal Republic Brazil                                                                1/15/00 to 5/15/27
    1,500* Federal Republic of Germany                                                            7/15/04 to 1/4/30
      255  Republic of Korea                                                                           04/15/08
    2,162  United Mexican States                                                                 04/07/04 to 12/31/19
      613  Republic of Panama                                                                          04/01/29
    4,140* Republic of Poland                                                                          06/12/04
      970  Qatar Str                                                                                   06/15/30
    1,300  Republic of Trinidad & Tobago+                                                         10/1/09 to 07/01/20
      512  Republic of Turkey                                                                          11/05/04
    1,265* United Kingdom Gilt                                                                         12/07/03

           Total International Government Obligations (cost - $16,589,182)


          MUNICIPAL SECURITIES - 0.53%

   COMBINED                                                                                                     PACE STRATEGIC
  PRINCIPAL                                                                                INTEREST              FIXED INCOME
 AMOUNT (000)                                                                                RATES                INVESTMENTS
--------------                                                                          ------------------------------------------
                                                                                                              --------------------
                                                                                                                          -
                                                                                                              --------------------

           OTHER INSURANCE - 0.31%
    1,000  Alpha Wind Reinsurance                                                              11.320++              1,000,000
                                                                                                               --------------------

           PAPER & PACKAGING - 0.47%
      500  Packaging Corporation America                                                       9.625                       -
    1,000  Tembec Industry Incorporated                                                        8.625                       -
                                                                                                               --------------------
                                                                                                                           -
                                                                                                               --------------------

           RETAIL - 0.28%
      500  Advance Stores Company Incorporated                                                 10.250                      -
      750  Ames Department Stores Incorporated                                                 10.000                      -
                                                                                                               --------------------
                                                                                                                           -
                                                                                                               --------------------

           SEMI-CONDUCTOR - 0.17%
      500  Chippac International Limited                                                       12.750                      -
                                                                                                               --------------------

           SECURITIES & ASSET MANAGEMENT - 3.13%
    3,250  Goldman Sachs Group                                                                 6.898++               3,251,661
    2,300  Lehman Brothers Holdings Inc.                                                       7.679++               2,308,673
    4,500  Morgan Stanley Dean Witter & Co.                                                    6.990++               4,497,143
                                                                                                               --------------------
                                                                                                                    10,057,477
                                                                                                               --------------------

           SERVICE - 0.48%
    1,000  Allied Waste North America Incorporated                                             10.000                      -
      750  Atlantic Express Transportation Corporation                                         10.750                      -
                                                                                                               --------------------
                                                                                                                           -
                                                                                                               --------------------

           TECHNOLOGY - 0.18%
    1,000  Earthwatch Incorporated**#+                                                         13.00(b)                    -
                                                                                                               --------------------

           TOBACCO - 1.19%
    4,000  Philip Morris Companies Inc.                                                    7.000 to 7.500            3,833,711
                                                                                                               --------------------

           TRANSPORTATION - 0.34%
      700  Stena AB                                                                            8.750                       -
      650  TFM, S.A. de C.V.                                                                   11.75(b)                    -
                                                                                                               --------------------
                                                                                                                           -
                                                                                                               --------------------

           UTILITIES - 1.37%
      500  AES Corporation                                                                     9.500                       -
      271  Panda Funding Corporation                                                           11.625                      -
    1,663  Niagara Mohawk Power Co.                                                            7.250                 1,647,712
    2,000  TXU Corp.+                                                                         7.315++                1,997,514
                                                                                                               --------------------
                                                                                                                     3,645,226
                                                                                                               --------------------

           YANKEE - 5.03%
    2,500  Compagnie Financiere de CIC et de I'Union Europeenne                                7.434++               2,387,500
    2,000  Fuji Finance Cayman Ltd.                                                            8.625++               1,964,700
    1,000  Korea Development Bank+                                                             7.675++                 999,081
    1,000  Mexico Credit Link                                                                 11.804++               1,040,460
    2,900  Nacional Financiera                                                                 8.575++               2,932,338
    1,000  National Power Corp.                                                                9.625++                 725,200
    2,300  Nordbanken AB+                                                                      8.950++               2,305,012
    1,400  Petroleos Mexicanos                                                                  9.500                1,435,000
    2,400  Residential Reinsurance+                                                           10.926++               2,394,000
                                                                                                               --------------------
                                                                                                                    16,183,291
                                                                                                               --------------------
           Total Corporate Bonds (cost - $107,547,928)                                                              62,583,451
                                                                                                               --------------------

           CONVERTIBLE BONDS - 0.59%
           MEDIA - 0.33%
    1,070  Clear Channel Communications                                                         1.500                1,052,612
                                                                                                               --------------------

           SEMI-CONDUCTOR - 0.10%
      500  Conexant Systems Inc.                                                                4.000                  335,625
                                                                                                               --------------------

           WIRELESS TELECOMMUNICATIONS - 0.16%
      500  Nextel Communications+                                                               5.250                  498,750
                                                                                                               --------------------
           Total Convertible Bonds (cost - $2,092,352)                                                               1,886,987
                                                                                                               --------------------

           INTERNATIONAL GOVERNMENT OBLIGATIONS - 5.05%
    3,817  Federal Republic Brazil                                                         7.875 to 12.750           2,002,391
    1,500* Federal Republic of Germany                                                     6.250 to 6.750              818,044
      255  Republic of Korea                                                                    8.876                      -
    2,162  United Mexican States                                                           6.250 to 10.495++         1,900,000
      613  Republic of Panama                                                                   9.375                      -
    4,140* Republic of Poland                                                                   10.000                     -
      970  Qatar Str                                                                            9.750                      -
    1,300  Republic of Trinidad & Tobago+                                                   9.750 to 9.875                 -
      512  Republic of Turkey                                                                   11.875                     -
    1,265* United Kingdom Gilt                                                                  6.500                      -
                                                                                                               --------------------
           Total International Government Obligations (cost - $16,589,182)                                           4,720,435
                                                                                                              --------------------

           MUNICIPAL SECURITIES - 0.53%

                                                                                                             PRO FORMA
                                                                                                              COMBINED
   COMBINED                                                                               PAINEWEBBER      PACE STRATEGIC
  PRINCIPAL                                                                                STRATEGIC        FIXED INCOME
 AMOUNT (000)                                                                             INCOME FUND       INVESTMENTS
--------------                                                                          -----------------------------------
                                                                                        -----------------------------------
                                                                                             1,211,875          1,211,875
                                                                                        -----------------------------------

           OTHER INSURANCE - 0.31%
    1,000  Alpha Wind Reinsurance                                                                   -            1,000,000
                                                                                         -----------------------------------

           PAPER & PACKAGING - 0.47%
      500  Packaging Corporation America                                                        510,000            510,000
    1,000  Tembec Industry Incorporated                                                         987,500            987,500
                                                                                         -----------------------------------
                                                                                              1,497,500          1,497,500
                                                                                         -----------------------------------

           RETAIL - 0.28%
      500  Advance Stores Company Incorporated                                                  410,000            410,000
      750  Ames Department Stores Incorporated                                                  502,500            502,500
                                                                                         -----------------------------------
                                                                                                912,500            912,500
                                                                                         -----------------------------------

           SEMI-CONDUCTOR - 0.17%
      500  Chippac International Limited                                                        542,500            542,500
                                                                                         -----------------------------------

           SECURITIES & ASSET MANAGEMENT - 3.13%
    3,250  Goldman Sachs Group                                                                      -            3,251,661
    2,300  Lehman Brothers Holdings Inc.                                                            -            2,308,673
    4,500  Morgan Stanley Dean Witter & Co.                                                         -            4,497,143
                                                                                         -----------------------------------
                                                                                                    -           10,057,477
                                                                                         -----------------------------------

           SERVICE - 0.48%
    1,000  Allied Waste North America Incorporated                                              870,000            870,000
      750  Atlantic Express Transportation Corporation                                          663,750            663,750
                                                                                         -----------------------------------
                                                                                              1,533,750          1,533,750
                                                                                         -----------------------------------

           TECHNOLOGY - 0.18%
    1,000  Earthwatch Incorporated**#+                                                          570,000            570,000
                                                                                         -----------------------------------

           TOBACCO - 1.19%
    4,000  Philip Morris Companies Inc.                                                             -            3,833,711
                                                                                         -----------------------------------

           TRANSPORTATION - 0.34%
      700  Stena AB                                                                             609,000            609,000
      650  TFM, S.A. de C.V.                                                                    492,375            492,375
                                                                                         -----------------------------------
                                                                                              1,101,375          1,101,375
                                                                                         -----------------------------------

           UTILITIES - 1.37%
      500  AES Corporation                                                                      503,750            503,750
      271  Panda Funding Corporation                                                            257,564            257,564
    1,663  Niagara Mohawk Power Co.                                                                 -            1,647,712
    2,000  TXU Corp.+                                                                               -            1,997,514
                                                                                         -----------------------------------
                                                                                                761,314          4,406,540
                                                                                         -----------------------------------

           YANKEE - 5.03%
    2,500  Compagnie Financiere de CIC et de I'Union Europeenne                                     -            2,387,500
    2,000  Fuji Finance Cayman Ltd.                                                                 -            1,964,700
    1,000  Korea Development Bank+                                                                  -              999,081
    1,000  Mexico Credit Link                                                                       -            1,040,460
    2,900  Nacional Financiera                                                                      -            2,932,338
    1,000  National Power Corp.                                                                     -              725,200
    2,300  Nordbanken AB+                                                                           -            2,305,012
    1,400  Petroleos Mexicanos                                                                      -            1,435,000
    2,400  Residential Reinsurance+                                                                 -            2,394,000
                                                                                         -----------------------------------
                                                                                                    -           16,183,291
                                                                                         -----------------------------------
           Total Corporate Bonds (cost - $107,547,928)                                       40,622,170        103,205,621
                                                                                         -----------------------------------

           CONVERTIBLE BONDS - 0.59%
           MEDIA - 0.33%
    1,070  Clear Channel Communications                                                             -            1,052,612
                                                                                         -----------------------------------

           SEMI-CONDUCTOR - 0.10%
      500  Conexant Systems Inc.                                                                    -              335,625
                                                                                         -----------------------------------

           WIRELESS TELECOMMUNICATIONS - 0.16%
      500  Nextel Communications+                                                                   -              498,750
                                                                                         -----------------------------------
           Total Convertible Bonds (cost - $2,092,352)                                              -            1,886,987
                                                                                         -----------------------------------

           INTERNATIONAL GOVERNMENT OBLIGATIONS - 5.05%
    3,817  Federal Republic Brazil                                                            1,442,500          3,444,891
    1,500* Federal Republic of Germany                                                        1,464,000          2,282,044
      255  Republic of Korea                                                                    263,925            263,925
    2,162  United Mexican States                                                              2,148,487          4,048,487
      613  Republic of Panama                                                                   592,771            592,771
    4,140* Republic of Poland                                                                   803,615            803,615
      970  Qatar Str                                                                            976,014            976,014
    1,300  Republic of Trinidad & Tobago+                                                     1,343,000          1,343,000
      512  Republic of Turkey                                                                   543,232            543,232
    1,265*  United Kingdom Gilt                                                                1,927,958          1,927,958
                                                                                         -----------------------------------
           Total International Government Obligations (cost - $16,589,182)                   11,505,502         16,225,937
                                                                                        -----------------------------------

           MUNICIPAL SECURITIES - 0.53%

   COMBINED
  PRINCIPAL                                                                               MATURITY               INTEREST
 AMOUNT (000)                                                                               DATES                  RATES
--------------                                                                    ------------------------------------------------
    1,000 Massachusetts State Turnpike Authority Metropolitan Highway
             System Revenue Series A (MBIA Insured)                                         01/01/37                 5.000
    1,000 Massachusetts State Water Resources Authority Revenue Series A                    08/01/37                 4.750

          Total Municipal Securities (cost - $1,711,100)

   COMBINED                                                                               PACE STRATEGIC      PAINEWEBBER
  PRINCIPAL                                                                                FIXED INCOME        STRATEGIC
 AMOUNT (000)                                                                               INVESTMENTS       INCOME FUND
--------------                                                                          ---------------------------------------
    1,000 Massachusetts State Turnpike Authority Metropolitan Highway
             System Revenue Series A (MBIA Insured)                                             879,210                -
    1,000 Massachusetts State Water Resources Authority Revenue Series A                        831,890                -
                                                                                        ---------------------------------------
          Total Municipal Securities (cost - $1,711,100)                                      1,711,100                -
                                                                                        ---------------------------------------

                                                                                          PRO FORMA
                                                                                           COMBINED
   COMBINED                                                                             PACE STRATEGIC
  PRINCIPAL                                                                              FIXED INCOME
 AMOUNT (000)                                                                            INVESTMENTS
--------------                                                                          ----------------
    1,000 Massachusetts State Turnpike Authority Metropolitan Highway
             System Revenue Series A (MBIA Insured)                                            879,210
    1,000 Massachusetts State Water Resources Authority Revenue Series A                       831,890
                                                                                        ----------------
          Total Municipal Securities (cost - $1,711,100)                                     1,711,100
                                                                                        ----------------

PACE STRATEGIC FIXED INCOME INVESTMENTS
PAINEWEBBER STRATEGIC INCOME FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                                                                    PRO FORMA
                                                                                                                     COMBINED
  COMBINED                                                                 PACE STRATEGIC       PAINEWEBBER       PACE STRATEGIC
 NUMBER OF                                                                  FIXED INCOME        STRATEGIC          FIXED INCOME
   SHARES                                                                   INVESTMENTS         INCOME FUND        INVESTMENTS
--------------                                                           ----------------------------------------------------------
          COMMON STOCKS - 0.09%
          COMMUNICATIONS - FIXED - 0.07%
    8,806 Tele1 Europe BV (3)                                                          -              115,579             115,579
    7,400 Viatel Incorporated (3)                                                      -              103,137             103,137
                                                                         ----------------------------------------------------------
                                                                                       -              218,716             218,716
                                                                         ----------------------------------------------------------
          SERVICE - 0.02%
   33,230 Waste Systems International Incorporated+ (3)                                -               58,153              58,153
                                                                         ----------------------------------------------------------
                                                                                       -               58,153              58,153
                                                                         ----------------------------------------------------------
          Total Common Stocks (cost - $168,049)                                        -              276,869             276,869
                                                                         ----------------------------------------------------------

          PREFERRED STOCK - 0.13%
          ENERGY - 0.00%
      164 Orion Refining Corporation+ (3)                                              -                7,059               7,059
                                                                         ----------------------------------------------------------

          MEDIA - 0.05%
    1,750 Inter Act Systems Incorporated **+ (3)                                       -              175,000             175,000
                                                                         ----------------------------------------------------------

          SERVICE - 0.07%
      804 Waste Systems International Incorporated+ (3)                                -              221,100             221,100
                                                                         ----------------------------------------------------------
          Total Preferred Stocks (cost - $1,441,820)                                   -              403,159             403,159
                                                                         ----------------------------------------------------------

                                                                                                                    PRO FORMA
                                                                                                                     COMBINED
   COMBINED                                                                PACE STRATEGIC       PAINEWEBBER       PACE STRATEGIC
  NUMBER OF                                                                 FIXED INCOME        STRATEGIC          FIXED INCOME
   WARRANTS                                                                 INVESTMENTS         INCOME FUND        INVESTMENTS
--------------                                                           ----------------------------------------------------------
          WARRANTS(4) - 0.02%
          CABLE - 0.01%
    2,000 Knology Holdings Incorporated (3)                                            -                8,000               8,000
    1,000 UIH Australia Pacific Incorporated (3)                                       -               30,000              30,000
                                                                         ----------------------------------------------------------
                                                                                       -               38,000              38,000
                                                                         ----------------------------------------------------------

          COMMUNICATIONS - FIXED - 0.000%
      750 Pathnet Incorporated                                                         -                7,500               7,500
                                                                         ----------------------------------------------------------

          ENERGY - 0.01%
      500 Key Energy Services Incorporated                                             -               20,000              20,000
                                                                         ----------------------------------------------------------

          MEDIA - 0.00%
    1,750 Inter Act Electronic Marketing Incorporated+ (3)                             -                   17                  17
    1,750 Inter Act Systems Incorporated+ (3)                                          -                8,750               8,750
                                                                         ----------------------------------------------------------
                                                                                       -                8,767               8,767
                                                                         ----------------------------------------------------------

          TECHNOLOGY - 0.00%
    2,000 Electronic Retailing Systems International (3)                               -                   20                  20
                                                                         ----------------------------------------------------------
          Total Warrants (cost - $50,741)                                              -               74,287              74,287
                                                                         ----------------------------------------------------------



  COMBINED                                                                                                PACE STRATEGIC
  PRINCIPAL                                                                      MATURITY     INTEREST     FIXED INCOME
 AMOUNT (000)                                                                     DATES        RATES       INVESTMENTS
---------------------------                                                    -------------------------------------------
          REPURCHASE AGREEMENTS - 1.69%
   $2,614 Repurchase Agreement dated 07/31/00 with SG Cowen Securities
           Group, collateralized by $2,309,000 U.S. Treasury Bond, 7.500%
           due 11/15/16 (value--$2,666,895); proceeds: $2,614,472                08/01/00      6.500                -
    2,822 Repurchase Agreement dated 07/31/00 with State Street Bank
           & Trust Co., collateralized by $2,965,452 U.S. Treasury
           Inflation Index Bond, 3.625% due 04/15/28 (value -
           $2,880,500); proceeds: $2,822,412                                     08/01/00      5.250          2,822,000
                                                                                                         -----------------
          Total Repurchase Agreements (cost - $5,436,000)                                                     2,822,000
                                                                                                         -----------------


          Total Investments (cost - $387,461,548) -- 117.61%                                                283,067,496
          Liabilities in excess of other assets -- (17.61)%                                                 (48,319,771)
                                                                                                         -----------------
          Net Assets -- 100.00%                                                                           $ 234,747,725
                                                                                                         =================

                                                                                                   PRO FORMA
                                                                                                   COMBINED
  COMBINED                                                                       PAINEWEBBER     PACE STRATEGIC
  PRINCIPAL                                                                       STRATEGIC       FIXED INCOME
 AMOUNT (000)                                                                    INCOME FUND      INVESTMENTS
-------------                                                                  -----------------------------------
          REPURCHASE AGREEMENTS - 1.69%
   $2,614 Repurchase Agreement dated 07/31/00 with SG Cowen Securities
           Group, collateralized by $2,309,000 U.S. Treasury Bond, 7.500%
           due 11/15/16 (value--$2,666,895); proceeds: $2,614,472                     2,614,000         2,614,000
    2,822 Repurchase Agreement dated 07/31/00 with State Street Bank
           & Trust Co., collateralized by $2,965,452 U.S. Treasury
           Inflation Index Bond, 3.625% due 04/15/28 (value -
           $2,880,500); proceeds: $2,822,412                                                 -         2,822,000
                                                                               -----------------------------------
          Total Repurchase Agreements (cost - $5,436,000)                            2,614,000         5,436,000
                                                                               -----------------------------------


          Total Investments (cost - $387,461,548) -- 117.61%                        95,113,809       378,181,305
          Liabilities in excess of other assets -- (17.61)%                         (8,298,421)      (56,618,192)
                                                                               -----------------------------------
          Net Assets -- 100.00%                                                   $ 86,815,388     $ 321,563,113
                                                                               ===================================



  COMBINED                                                                                       PACE STRATEGIC     PAINEWEBBER
 NUMBER OF                                                        STRIKE        EXPIRATION        FIXED INCOME       STRATEGIC
 CONTRACTS                                                        PRICE           DATES           INVESTMENTS       INCOME FUND
-----------                                                   --------------------------------------------------------------------
          WRITTEN OPTIONS+
       20 Eurodollar Futures Puts                              $     92.25     December 2000       $     750        $         -
       94 Eurodollar Futures MTS                                     92.75        March 2001          28,200                  -
       94 Eurodollar Futures Calls                                   93.25        March 2001          29,375                  -
      240 Federal National Mortgage Association Calls               100.73    September 2000          62,160                  -
    2,270 Interest Rate Swap Puts                                     7.75    September 2000           3,258                  -
7,000,000 Swap Option Calls                                           7.00    September 2000          10,745                  -
        8 U.S. Treasury Bonds Futures Puts                           94.00       August 2000             250                  -
       95 U.S. Treasury Bonds Futures Puts                          100.00       August 2000          14,844                  -
       29 U.S. Treasury Bonds Futures Puts                           97.00       August 2000           1,812                  -
                                                                                                  --------------------------------
                                                                                                   $ 151,394        $         -
                                                                                                  ================================

                                                                   PRO FORMA
                                                                    COMBINED
  COMBINED                                                       PACE STRATEGIC
 NUMBER OF                                                        FIXED INCOME
 CONTRACTS                                                        INVESTMNETS
-----------                                                   -------------------
          WRITTEN OPTIONS+
       20 Eurodollar Futures Puts                                $         750
       94 Eurodollar Futures MTS                                        28,200
       94 Eurodollar Futures Calls                                      29,375
      240 Federal National Mortgage Association Calls                   62,160
    2,270 Interest Rate Swap Puts                                        3,258
7,000,000 Swap Option Calls                                             10,745
        8 U.S. Treasury Bonds Futures Puts                                 250
       95 U.S. Treasury Bonds Futures Puts                              14,844
       29 U.S. Treasury Bonds Futures Puts                               1,812
                                                              -------------------
                                                                 $     151,394
                                                              ===================

                                                                                                                     PRO FORMA
          FUTURES CONTRACTS                                                                                           COMBINED
                                                                            PACE STRATEGIC      PAINEWEBBER        PACE STRATEGIC
                                                                             FIXED INCOME       STRATEGIC           FIXED INCOME
                                                                             INVESTMENTS        INCOME FUND         INVESTMENTS
                                                                          ---------------------------------------------------------
                                               IN          EXPIRATION
       CONTRACTS TO RECEIVE                EXCHANGE FOR       DATES                      UNREALIZED APPRECIATION
       -----------------------------------------------------------------------------------------------------------------------------
        8 10 Year Eurobond Futures         $   195,327   September 2000     $      5,041        $         -        $        5,041
       20 Municipal Bond Futures             1,956,875   September 2000          116,875                  -               116,875
                                                                          ---------------------------------------------------------
                                                                            $    121,916        $         -        $      121,916
                                                                          =========================================================

                                                                                                                     PRO FORMA
   FORWARD FOREIGN CURRENCY CONTRACTS                                                                                COMBINED
                                                                              PACE STRATEGIC      PAINEWEBBER     PACE STRATEGIC
                                                                               FIXED INCOME        STRATEGIC       FIXED INCOME
                                                                               INVESTMENTS        INCOME FUND      INVESTMENTS
                                                                            -------------------------------------------------------
                    CONTRACTS                      IN         MATURITY
                   TO DELIVER                 EXCHANGE FOR     DATES                UNREALIZED APPRECIATION (DEPRECIATION)
  ---------------------------------------------------------------------------------------------------------------------------------
   Euro Dollars                     690,000   $    639,863    08/10/00       $       (13,015)    $          -    $       (13,015)
   Euro Dollars                     140,000        129,863    08/14/00                 2,221                -              2,221
   Euro Dollars                   3,533,000      3,277,185    08/14/00               (21,772)               -            (21,772)
   Euro Dollars                   3,200,000      2,968,909    08/17/00               (80,275)               -            (80,275)
   Japanese Yen                  70,000,000        640,406    08/17/00                 7,742                -              7,742
                                                                            -------------------------------------------------------
                                                                             $      (105,099)    $          -    $      (105,099)
                                                                            =======================================================

*       Stated in local currency.
** Security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Security represents a unit which is composed of the stated bond with the attached warrants or common stock.
++ Floating rate securities. The interest rates shown are the current rates as of July 31, 2000.
+       Illiquid securities.
+++ Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
++++++ Entire or partial amount pledged as collateral for futures and options transactions.
@       Interest rate shown is discount rate at date of purchase.
(b)     Reflects rate at July 31,2000, on step coupon rate instruments.
ARM Adjustable Rate Mortgage--The interest rates shown are the current rates as of July 31, 2000.
C       Capitalization Bond.
COFI    Cost of Funds Index.
MTS     Medium Term Securities.
REMIC   Real Estate Mortgage Investment Conduit.
TBA (To Be Assigned) Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
EUR     Euro Dollars.
(1)     Annualized yield at date of purchase.
(2)     Security, or portion thereof, was on loan at July 31, 2000.
(3) At November 30, 2000, PaineWebber Strategic Income Fund held these securities, which are not compatible with the investment policies of PACE Strategic Fixed Income Fund. If Strategic Income Fund's shareholders approve the Reorganization, these securities must be sold before the Reorganization is effected.
(4)     Non-income producing security.


            See accompanying notes to pro forma financial statements

PACE Strategic Fixed Income Investments
PaineWebber Strategic Income Fund
Notes to PRO FORMA Financial Statements
For the year ended July 31, 2000 (unaudited)

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization and Termination ("Plan") by the shareholders of PaineWebber Strategic Income Fund ("Strategic Income"), PACE Strategic Fixed Income Investments ("Strategic Fixed Income") would acquire the assets of Strategic Income in exchange solely for the assumption by Strategic Fixed Income of Strategic Income's assets and stated liabilities and shares of Strategic Fixed Income that correspond to the outstanding shares of Strategic Income. The number of shares to be received would be based on the relative net asset value of Strategic Fixed Income's shares on the effective date of the Plan and Strategic Income will be terminated as soon as practicable thereafter.

The PRO FORMA financial statements reflect the financial position of Strategic Fixed Income and Strategic Income at July 31, 2000 and the combined results of operations of Strategic Fixed Income and Strategic Income (each a "Fund" and, together, the "Funds") for the year ended July 31, 2000.

As a result of the Plan, the investment management and administration fee will decease due to the lower fee schedule, net of waivers, of Strategic Fixed Income. Strategic Income currently pays Rule 12b-1 distribution or service fees; as of July 31, 2000, Strategic Fixed Income does not. Other fixed expenses will be reduced due to the elimination of duplicative expenses. In addition, the PRO FORMA statement of assets and liabilities has not been adjusted as a result of the proposed transaction because such adjustment would not be material. The costs of approximately $160,000 associated with the Reorganization will be paid by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated (a wholly owned indirect subsidiary of UBS AG), so that each Fund bears no expenses in connection with the Reorganization. These costs are not included in the PRO FORMA statement of operations.

The PRO FORMA financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 1, 1999. The PRO FORMA financial statements should be read in conjunction with the historical financial statements of the constituent Funds included in or incorporated by reference in the applicable statement of additional information.

Significant Accounting Policies:

The Funds' financial statements are prepared in accordance with generally accepted accounting principles that require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented. The following is a summary of significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS - Each Fund calculates its net asset value based on the current market value for its portfolio securities. Each Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by each Fund's sub-adviser. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.